SUPPLEMENT TO THE PROSPECTUS
The date of this supplement is June 15, 2022.

MFS® Institutional International Equity Fund

Effective October 24, 2022, the name of the fund will change to MFS® International Equity Fund.
Effective October 24, 2022, the fund's shares will be renamed Class R6 shares.

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